Borrowings, Borrowings (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Abstract]
Secured bank loans current	$ 1,490	$ 964
Secured working capital facility current	0	0
Total secured borrowings current	1,490	964
Unsecured convertible bonds current	17,500	0
Total unsecured borrowings current	17,500	0
Total borrowings current	18,990	964
Secured bank loans non-current	13,765	8,209
Secured working capital facility non-current	(150)	0
Total secured borrowings non current	13,615	8,209
Unsecured convertible bonds non-current	538,206	0
Total unsecured borrowings non current	538,206	0
Total borrowings non-current	$ 551,821	$ 8,209